Leases - Schedule of Lease Terms and Discount Rates Related to Finance and Operating Leases (Details)	Dec. 31, 2023	Dec. 31, 2022
Weighted-average remaining lease term
Operating leases	6 years 1 month 20 days	4 years 6 months 7 days
Finance leases	5 years 2 months 19 days	5 years 8 months 19 days
Weighted-average discount rate
Operating leases	13.03%	10.53%
Finance leases	12.53%	11.65%